Dec 31, 2011 and Mar 31, 2012 NOTES - Significant Accounting Policies	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 and Mar 31, 2012 NOTES - Significant Accounting Policies [Abstract]
Dec 31, 2011 and Mar 31, 2012 NOTES - Significant Accounting Policies

December 31, 2011

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.       Accounting Methods

The Company's financial statements are prepared using the accrual method of accounting.  The Company has elected a December 31, year-end.

b.       Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

c.       Accounts Receivable

Trade receivables are carried at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis.  Management determines the allowance for doubtful accounts by identifying troubled accounts and by using historical experience applied to an aging of accounts.  Trade receivables are written off when deemed uncollectible.  Recoveries of trade receivables previously written off are recorded when received.

d.       Reclassification

Certain balances in the 2010 financial statements have been reclassified to be consistent with the 2011 presentation.

e.       Basic and Diluted Loss Per Share

The computations of basic loss per share of common stock are based on the weighted average number of common shares outstanding during the period of the financial statements. The common stock equivalents were not included in the computation of the loss per share computation because they are anti dilutive.

	December 31,	December 31,
	2011	2010
Numerator - loss	$(441,556)	$(1,155,442)
Denominator - weighted average number of shares outstanding	16,503,731	15,592,640
Basic and diluted loss per share	$(0.03)	$(0.07)

f.       Property and Equipment

Property and equipment are recorded at cost.  Depreciation and amortization are calculated on the straight-line method over the shorter of the lease term or the estimated useful lives of the assets ranging from three to five years.

g.       Newly Issued Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position or financial statements.

h.       Provision For Income Taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification Topic 740, Income Taxes ("Topic 740"), which requires the recognition of deferred tax liabilities and assets at currently enacted tax rates for the expected future tax consequences of events that have been included in the financial statements or tax returns. A valuation allowance is recognized to reduce the net deferred tax asset to an amount that is more likely than not to be realized.

Topic 740 provides guidance on the accounting for uncertainty in income taxes recognized in a company's financial statements. Topic 740 requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.

At the adoption date of November 1, 2007, the Company had no unrecognized tax benefit which would affect the effective tax rate if recognized. The Company includes interest and penalties arising from the underpayment of income taxes in the statements of operations in the provision for income taxes. As of December 31, 2011, the Company had no accrued interest or penalties related to uncertain tax positions. The Company files an income tax return in the U.S. federal jurisdiction and the state of California. With few exceptions, the Company is no longer subject to U.S. federal, state, and local, or non-U.S. income tax examinations by tax authorities for years before 2008.

h.       Provision For Income Taxes (Continued)

The provision (benefit) for income taxes for the year ended December 31, 2011 and 2010 consists of the following:

	December 31,	December 31,
	2011	2010
Federal
Current	$-	$-
Deferred	-	-
State
Current	800	800
Deferred	-	-
	$800	$800

Net deferred tax assets consist of the following components as of December 31, 2011 and 2010:

	December 31,	December 31,
	2011	2010
Deferred tax assets:
Net operating loss carryover	$815,946	$685,057
Depreciation	(91,970)	(113,081)
Research and development carry forward	136,465	136,465
Related party accruals	131,540	113,674
Inventory reserve	249,299	249,299
Allowance for doubtful accounts	33,605	33,605
Accrued compensation	80,967	80,967
Deferred tax liabilities:
Valuation allowance	(1,355,852)	(1,185,986)
Net deferred tax asset	$-	$-

The income tax provision differs from the amount of income tax determined by applying the estimated U.S. federal and state income tax rates of 39% to pretax income from continuing operations for the year ended December 31, 2011 and 2010 due to the following:

	December 31,	December 31,
	2011	2010
Book loss	$(172,206)	$(450,622)
Meals and entertainment	476	1,448
State tax deduction	312	312
Related party expense	17,865	4,694
Stock/Options for services	81,395	258,741
Depreciation	21,111	4,574
Accrued compensation	-	41,862
Inventory reserve	-	66,819
Net operating loss carryover	51,047	72,172
Income Tax Expense	$-	$-

At December 31, 2011, the Company had net operating loss carry forwards of approximately $815,000 through 2031.  No tax benefit has been reported in the December 31, 2011 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount. Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.

i.       Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

j.       Advertising

The Company follows the policy of charging the costs of advertising to expense as incurred. During the year ended December 31, 2011 and 2010, the Company expensed $36,118 and $26,610, respectively.

k.       Revenue Recognition

The Company recognizes revenue from the sale of new engines for use with compressed natural gas and engine components to convert existing engines to compressed natural gas use.  Revenue is recognized upon shipment of the products, and when collection is reasonably assured.

l.       Concentration of Risks

Customers

During the year ended December 31, 2011, seven customers accounted for approximately 65% of sales.

For the year ended December 31, 2010, six customers accounted for approximately 60% of sales.

Suppliers

During the year ended December 31, 2011, one supplier accounted for 20% of products purchased. During the year ended December 31, 2010, one supplier accounted for 15% of products purchased.

m.       Long – Lived Assets

The Company assesses the recoverability of its long lived assets annually and whenever circumstances would indicate that there may be an impairment.  The Company compares the estimated undiscounted future cash flows to the carrying value of the long lived assets to determine if an impairment has occurred.  In the event that an impairment has occurred, the Company will recognize the impairment immediately.

n.       Research and Development

The Company expenses the costs of researching and developing its products during the period incurred. During the years ended December 31, 2011 and 2010, the Company incurred research and development expenses of $143,304 and $133,302, respectively.

o.       Liquidity

Historically, the Company has incurred net losses and negative cash flows from operations.  As of December 31, 2011, the Company had an accumulated deficit of $6,423,702 and total stockholders’ equity of $448,909.  At December 31, 2011, the Company had current assets of $1,125,989, including cash and cash equivalents of $31,196, and current liabilities of $698,584, resulting in working capital of $427,405. For 2011, the Company reported a net loss of $441,555 and net cash used by operating activities of $272,777. Management believes that based on its operating plan, the projected sales for 2012, combined with funds available from its working capital will be sufficient to fund operations for the next twelve months.  However, there can be no assurance that operations and operating cash flows will continue at the current levels or improve in the near future. If the Company is unable to continue profitable operations and obtain positive operating cash flows, it may require additional funding or be forced to scale back its development plans or to significantly reduce or terminate operations.

p.      Stock- Based Compensation

The Company recognizes compensation expense for stock-based awards expected to vest on a straight-line basis over the requisite service period of the award based on their grant date fair          value.  The Company estimates the fair value of stock options using a Black-Scholes option pricing model which requires management to make estimates for certain assumptions regarding      risk-free interest rate, expected life of options, expected volatility of stock and expected dividend yield of stock.

March 31, 2012

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position, or statements.

Inventory

Inventory is stated at the lower of cost or market.  The Company’s inventory consists of finished goods and raw material and is located in San Marcos, California at March 31, 2012 and December 31, 2011 consisted of the following:

	March 31,	December 31,
	2012	2011
Raw materials	$872,830	$946,762
Finished goods	697,836	674,198
Peru (finished goods)	18,454	18,454
In transit	-0-	8,232
Allowance for obsolete inventory	(627,529)	(627,529)
Total	$961,591	$1,020,117

The Company has established an allowance for obsolete inventory.  Expense for obsolete inventory was $-0- and $-0-, for the periods ended March 31, 2012 and December 31, 2011, respectively.

Income Taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification Topic 740, Income Taxes ("Topic 740"), which requires the recognition of deferred tax liabilities and assets at currently enacted tax rates for the expected future tax consequences of events that have been included in the financial statements or tax returns. A valuation allowance is recognized to reduce the net deferred tax asset to an amount that is more likely than not to be realized.

Topic 740 provides guidance on the accounting for uncertainty in income taxes recognized in a company's financial statements. Topic 740 requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.

At the adoption date of November 1, 2007, the Company had no unrecognized tax benefit which would affect the effective tax rate if recognized. The Company includes interest and penalties arising from the underpayment of income taxes in the statements of operations in the provision for income taxes. As of March 31, 2012 and December 31, 2011 the Company had no accrued interest or penalties related to uncertain tax positions. The Company files an income tax return in the U.S. federal jurisdiction and the state of California. With few exceptions, the Company is no longer subject to U.S. federal, state, and local, or non-U.S. income tax examinations by tax authorities for years before 2008.